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                                                Filed Pursuant to Rule 497(e)


            SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

          ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST Dated August 23, 1999
         ACTIVE ASSETS GOVERNMENT SECURITIES TRUST Dated August 23, 1999
         ACTIVE ASSETS INSTITUTIONAL MONEY TRUST Dated January 28, 2000
                 ACTIVE ASSETS MONEY TRUST Dated August 23, 1999
            ACTIVE ASSETS PREMIER MONEY TRUST Dated January 28, 2000
               ACTIVE ASSETS TAX-FREE TRUST Dated August 23, 1999
   MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND Dated September 27, 1999
    MORGAN STANLEY DEAN WITTER 21st CENTURY TREND FUND Dated December 6, 1999 MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND Dated April 27, 2000
      MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND Dated March 31, 2000
      MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND Dated March 31, 2000
        MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
                             Dated February 28, 2000
           MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
                            Dated February 22, 2000
   MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES Dated February 3, 2000
    MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND, "Best Ideas Portfolio,"
                               Dated July 28, 1999
MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST Dated November 29, 1999
          MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
                             Dated November 29, 1999
   MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST Dated February 3, 2000 MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC. Dated April 27, 2000
         MORGAN STANLEY DEAN WITTER EQUITY FUND Dated September 28, 1999
   MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC. Dated January 31, 2000 MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST Dated February 3, 2000
    MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST Dated August 30, 1999
        MORGAN STANLEY DEAN WITTER FUND OF FUNDS Dated November 29, 1999
MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES Dated May 31, 2000
      MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND Dated April 28, 2000
            MORGAN STANLEY DEAN WITTER GROWTH FUND Dated May 31, 2000
    MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST Dated February 11, 2000 MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST Dated September 27, 1999
  MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC. Dated October 29, 1999
     MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND Dated November 23, 1999
         MORGAN STANLEY DEAN WITTER INFORMATION FUND Dated May 31, 2000
            MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
                             Dated October 29, 1999
      MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND Dated February 3, 2000
  MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND Dated August 30, 1999
           MORGAN STANLEY DEAN WITTER JAPAN FUND Dated August 30, 1999
   MORGAN STANLEY DEAN WITTER LATIN AMERICAN GROWTH FUND Dated March 31, 2000 MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST Dated May 30, 2000
    MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC. Dated October 26, 1999
      MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST Dated October 29, 1999

     MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST Dated January 28, 2000
          MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
                            Dated February 25, 2000
     MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
                              Dated April 28, 2000
        MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
                             Dated February 28, 2000
            MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
                            Dated February 22, 2000
    MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST Dated September 30, 1999
        MORGAN STANLEY DEAN WITTER NORTH AMERICAN GOVERNMENT INCOME TRUST
                             Dated February 8, 2000
      MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND Dated February 4, 2000
       MORGAN STANLEY DEAN WITTER REAL ESTATE FUND Dated January 28, 2000
      MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND Dated October 29, 1999
       MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND Dated April 28, 2000
         MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
                               Dated May 1, 2000
          MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
                             Dated February 28, 2000
  MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST Dated July 28, 1999
      MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND Dated April 28, 2000 MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND Dated September 27, 1999
       MORGAN STANLEY DEAN WITTER STRATEGIST FUND Dated September 28, 1999 MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST Dated February 24, 2000 MORGAN STANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST Dated February 28, 2000
     MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND Dated March 2, 2000 MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND Dated August 4, 1999 MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST Dated September 29, 1999
          MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT MONEY MARKET TRUST
                              Dated March 20, 2000
           MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
                            Dated February 28, 2000
        MORGAN STANLEY DEAN WITTER UTILITIES FUND Dated February 29, 2000
          MORGAN STANLEY DEAN WITTER VALUE FUND Dated November 30, 1999
   MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES Dated August 27, 1999
     MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES Dated May 1, 2000 MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST Dated February 3, 2000


     The disclosure in the section of each of the above Statements of Additional Information titled "Custodian and Independent Accountants" pertaining to the Independent Accountants is hereby replaced by the following, effective July 1, 2000:

       Deloitte & Touche LLP, One World Trade Center, New York, NY 10048, serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.


June 30, 2000